Financial instruments classification	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Financial Instruments Classification
29.	Financial instruments classification
The financial assets and liabilities of the consolidated statement of financial position as of December 31, 2020 and 2019, are presented below.

	As of December 31, 2020
	At fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	—	—	—	18,765,482	18,765,482
Inter-bank funds	—	—	—	18,105	18,105
Financial investments	2,042,777	18,153,492	1,373,548	2,707,298	24,277,115
Loans, net	—	—	—	40,519,423	40,519,423
Due from customers on acceptances	—	—	—	16,320	16,320
Other accounts receivable and other assets, net	395,249	—	—	658,140	1,053,389

	2,438,026	18,153,492	1,373,548	62,684,768	84,649,834

Financial liabilities
Deposits and obligations	—	—	—	47,149,275	47,149,275
Inter-bank funds	—	—	—	28,971	28,971
Due to banks and correspondents	—	—	—	9,660,877	9,660,877
Bonds, notes and other obligations	—	—	—	7,778,751	7,778,751
Due from customers on acceptances	—	—	—	16,320	16,320
Insurance contract liabilities	—	—	—	12,501,723	12,501,723
Other accounts payable, provisions and other liabilities	271,326	—	—	1,732,461	2,003,787

	271,326	—	—	78,868,378	79,139,704

	As of December 31, 2019
	At fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	—	—	—	11,128,875	11,128,875
Inter-bank funds	—	—	—	85,006	85,006
Financial investments	1,551,537	14,188,473	1,125,722	2,206,986	19,072,718
Loans, net	—	—	—	37,136,853	37,136,853
Due from customers on acceptances	—	—	—	139,685	139,685
Other accounts receivable and other assets, net	220,776	—	—	630,430	851,206

	1,772,313	14,188,473	1,125,722	51,327,835	68,414,343

Financial liabilities
Deposits and obligations	—	—	—	38,093,224	38,093,224
Inter-bank funds				169,138	169,138
Due to banks and correspondents	—	—	—	3,979,637	3,979,637
Bonds, notes and other obligations	—	—	—	6,890,290	6,890,290
Due from customers on acceptances	—	—	—	139,685	139,685
Insurance contract liabilities	—	—	—	11,426,631	11,426,631
Other accounts payable, provisions and other liabilities	222,305	—	—	1,546,422	1,768,727

	222,305	—	—	62,245,027	62,467,332